Goodwill and Other Intangible Assets (Schedule of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill as of December 31, 2013	$ 1,195,891
Goodwill acquired	7,700
Translation differences	(300)
Goodwill as of June 30, 2014	$ 1,203,296